Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 20 - Quarterly Financial Data (Unaudited)

	Year Ended December 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands)

Interest income	$13,054	$13,250	$12,728	$13,847
Interest expense	3,382	3,368	3,334	3,213
Net Interest Income	9,672	9,882	9,394	10,634
Provision for loan losses	350	450	800	2,500
Net Interest Income after Provision for loan losses	9,322	9,432	8,594	8,134
Non-interest income	453	429	182	886
Non-interest expense	6,629	6,557	6,748	8,074
Income before Income Taxes	3,146	3,304	2,028	946
Income taxes	1,225	1,352	840	(44)
Net Income	$1,921	$1,952	$1,188	$990
Net income per common share:
Basic	$0.20	$0.21	$0.13	$0.10
Diluted	$0.20	$0.21	$0.13	$0.10
Dividends per common share	$0.12	$0.12	$0.12	$0.12

	Year Ended December 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands)

Interest income	$7,960	$7,718	$11,993	$12,429
Interest expense	3,218	3,027	3,888	3,535
Net Interest Income	4,742	4,691	8,105	8,894
Provision for loan losses	450	300	800	900
Net Interest Income after Provision for loan losses	4,292	4,391	7,305	7,994
Non-interest income	241	304	12,976	341
Non-interest expense	3,269	3,179	8,638	6,927
Income before Income Taxes	1,264	1,516	11,643	1,408
Income taxes	546	594	(299)	664
Net Income	$718	$922	$11,942	$744
Net income per common share:
Basic	$0.15	$0.20	$1.28	$0.43
Diluted	$0.15	$0.20	$1.28	$0.42
Dividends per common share	$0.12	$0.12	$0.12	$0.12